OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Assets

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Current
Work in progress (1)	$517	$506
Prepayments and other assets	762	508
Total current	$1,279	$1,014
Non-current
Work in progress (1)	$67	$57
Prepayments and other assets	422	442
Total non-current	$489	$499
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(1)	See Note 15 for additional information.